Schedule of Investments
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.74%
Australia–1.34%
Rio Tinto PLC	159,201	$7,307,764
Belgium–0.46%
Umicore S.A.	72,263	2,526,977
Brazil–1.03%
Pagseguro Digital Ltd., Class A(a)	290,911	5,623,310
China–1.34%
Autohome, Inc., ADR	80,021	5,683,091
Ping An Healthcare and Technology Co. Ltd.(a)(b)	173,100	1,605,866
		7,288,957
Denmark–1.59%
AP Moller - Maersk A/S, Class B	4,450	3,991,971
Novo Nordisk A/S, Class B	77,665	4,684,865
		8,676,836
France–1.41%
Airbus SE(a)	70,790	4,593,083
Dassault Systemes SE	20,719	3,072,560
		7,665,643
Germany–6.50%
Infineon Technologies AG	271,547	4,067,403
KION Group AG	140,399	6,167,195
RWE AG	153,085	4,097,916
SAP SE	82,372	9,460,680
Siemens AG	135,659	11,675,944
		35,469,138
Hong Kong–2.71%
AIA Group Ltd.	1,643,400	14,784,522
India–0.45%
Housing Development Finance Corp. Ltd.	115,248	2,461,415
Ireland–0.82%
Ryanair Holdings PLC, ADR(a)	84,097	4,464,710
Italy–3.39%
Enel S.p.A.	1,827,025	12,716,860
Prysmian S.p.A.	359,742	5,761,103
		18,477,963
Japan–8.96%
Asahi Group Holdings Ltd.	234,400	7,610,717
FANUC Corp.	21,800	2,956,258
Hitachi Ltd.	413,400	12,034,006
KDDI Corp.	362,100	10,702,979
Kobe Bussan Co. Ltd.	90,600	3,574,848
Nissan Chemical Corp.	209,600	7,633,663
Shionogi & Co. Ltd.	88,400	4,349,817
		48,862,288
Shares		Value
Luxembourg–0.99%
ArcelorMittal S.A.	567,395	$5,377,185
Singapore–1.35%
DBS Group Holdings Ltd.	563,300	7,365,242
South Korea–1.01%
Samsung Electronics Co. Ltd.	141,488	5,498,805
Spain–0.83%
Bankinter S.A.	1,241,063	4,556,378
Sweden–1.33%
Svenska Handelsbanken AB, Class A	865,184	7,245,246
Switzerland–1.93%
Cie Financiere Richemont S.A.	101,964	5,588,097
Novartis AG	59,821	4,943,909
		10,532,006
Taiwan–1.18%
Taiwan Semiconductor Manufacturing Co. Ltd.	724,000	6,462,434
United Kingdom–11.61%
B&M European Value Retail S.A.	1,415,766	4,834,040
Experian PLC	204,730	5,699,313
Imperial Brands PLC	648,198	12,014,962
Nomad Foods Ltd.(a)	737,575	13,689,392
Reckitt Benckiser Group PLC	181,159	13,903,529
Royal Dutch Shell PLC, Class A, ADR	152,353	5,315,596
St James’s Place PLC	826,936	7,879,688
		63,336,520
United States–48.51%
Activision Blizzard, Inc.	140,471	8,355,215
Align Technology, Inc.(a)	7,274	1,265,312
Alphabet, Inc., Class C(a)	18,488	21,498,031
American Express Co.	139,168	11,914,173
Aptiv PLC	77,552	3,818,661
BioMarin Pharmaceutical, Inc.(a)	74,305	6,278,773
Chevron Corp.	153,356	11,112,176
Chubb Ltd.	57,960	6,473,552
Comcast Corp., Class A	366,521	12,600,992
Delta Air Lines, Inc.	159,242	4,543,174
EPAM Systems, Inc.(a)	50,383	9,354,108
Facebook, Inc., Class A(a)	45,644	7,613,419
First Republic Bank	141,530	11,645,088
Globus Medical, Inc., Class A(a)	268,465	11,417,816
HCA Healthcare, Inc.	59,073	5,307,709
IQVIA Holdings, Inc.(a)	45,850	4,945,381
James Hardie Industries PLC, CDI	282,291	3,292,489
Marsh & McLennan Cos., Inc.	79,986	6,915,590
Mastercard, Inc., Class A	32,068	7,746,346
Moody’s Corp.	28,060	5,934,690
NIKE, Inc., Class B	75,470	6,244,388
Northrop Grumman Corp.	19,586	5,925,744
PepsiCo, Inc.	97,646	11,727,285
Pinterest, Inc., Class A(a)	346,969	5,357,201

See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Shares		Value
United States–(continued)
Progressive Corp. (The)	74,074	$5,469,624
Raytheon Technologies Corp.	95,578	9,015,873
salesforce.com, inc.(a)	107,507	15,478,858
Samsonite International S.A.(b)	5,857,500	5,538,676
Silk Road Medical, Inc.(a)	41,870	1,318,068
Texas Instruments, Inc.	81,210	8,115,315
Thermo Fisher Scientific, Inc.	11,121	3,153,916
Verizon Communications, Inc.	219,990	11,820,063
Wynn Resorts Ltd.	123,234	7,417,454
Zimmer Biomet Holdings, Inc.	58,991	5,962,810
		264,577,970
Total Common Stocks & Other Equity Interests (Cost $575,372,808)		538,561,309
Shares		Value
Money Market Funds–1.39%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(c)	4,534,224	$4,534,224
Invesco Treasury Portfolio, Institutional Class, 0.30%(c)	3,022,816	3,022,816
Total Money Market Funds (Cost $7,557,039)		7,557,040
TOTAL INVESTMENTS IN SECURITIES—100.13% (Cost $582,929,847)		546,118,349
OTHER ASSETS LESS LIABILITIES–(0.13)%		(696,461)
NET ASSETS–100.00%		$545,421,888
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2020 was $7,144,542, which represented 1.31% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/13/2020	Royal Bank of Canada	JPY	2,400,000,000	USD	21,917,408	$(444,599)

Abbreviations:
JPY	– Japanese Yen
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$7,307,764	$—	$7,307,764
Belgium	—	2,526,977	—	2,526,977
Brazil	5,623,310	—	—	5,623,310
China	5,683,091	1,605,866	—	7,288,957
Denmark	—	8,676,836	—	8,676,836
France	—	7,665,643	—	7,665,643
Germany	—	35,469,138	—	35,469,138
Hong Kong	—	14,784,522	—	14,784,522
India	—	2,461,415	—	2,461,415
Ireland	4,464,710	—	—	4,464,710
Italy	—	18,477,963	—	18,477,963
Japan	—	48,862,288	—	48,862,288
Luxembourg	—	5,377,185	—	5,377,185
Singapore	—	7,365,242	—	7,365,242
South Korea	—	5,498,805	—	5,498,805
Spain	—	4,556,378	—	4,556,378
Sweden	—	7,245,246	—	7,245,246
Switzerland	—	10,532,006	—	10,532,006
Taiwan	—	6,462,434	—	6,462,434
United Kingdom	19,004,988	44,331,532	—	63,336,520
United States	255,746,805	8,831,165	—	264,577,970
Money Market Funds	7,557,040	—	—	7,557,040
Total Investments in Securities	298,079,944	248,038,405	—	546,118,349
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(444,599)	—	(444,599)
Total Investments	$298,079,944	$247,593,806	$—	$545,673,750

*	Unrealized appreciation (depreciation).
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Global Core Equity Fund